Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of associates [line items]
Cost of operating leases	¥ 30,281	¥ 22,922	¥ 23,225
Cost related to disposal of assets leased	3,212	301
Cost related to IT solution services and IT systems	94,071	89,762	84,691
Provision for interest repayment	28,818	31,596	38,344
Losses on disposal of property, plant and equipment, and other intangible assets	6,377	3,856	3,725
Impairment losses of property, plant and equipment	31,617	43,708	10,959
Impairment losses of intangible assets	135,519	55,816	42,846
Losses on sale of investments in subsidiaries and associates	8,216		680
Impairment losses of investments in associates and joint ventures	56,461	42,460	12,537
Others	107,775	78,138	66,872
Total other expenses	502,347	368,559	283,879
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 33,932	¥ 42,218	¥ 10,391